OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE PERIOD FROM JANUARY 2, 2002
                          (COMMENCEMENT OF OPERATIONS)
                               TO MARCH 31, 2002

                  OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE PERIOD FROM JANUARY 2, 2002
                          (COMMENCEMENT OF OPERATIONS)
                               TO MARCH 31, 2002


                                    CONTENTS

Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statement of Changes in Members' Capital.......................................4

Statement of Cash Flows........................................................5

Notes to Financial Statements..................................................6

                         Report of Independent Auditors


To the Members and Board of Managers of
  Oppenheimer Tremont Market Neutral Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Oppenheimer Tremont Market Neutral Fund, LLC (the "Fund") as of March 31, 2002, and the related statements of operations, changes in members' capital and cash flows for the period from January 2, 2002 (commencement of operations) to March 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the general partners/managing members of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Oppenheimer Tremont Market Neutral Fund, LLC at March 31, 2002, and the results of its operations, changes in its members' capital and its cash flows for the period from January 2, 2002 to March 31, 2002, in conformity with accounting principles generally accepted in the United States.

/s/  ERNST & YOUNG LLP
  [GRAPHIC OMITTED]

New York, New York
May 16, 2002

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2002
                                                                  --------------
ASSETS

Investments in investment funds, at value (cost $24,900,000)      $   25,276,650
Cash and cash equivalents                                                  7,640
Other assets                                                              10,412
                                                                  --------------

TOTAL ASSETS                                                          25,294,702
                                                                  --------------

LIABILITIES

Management fee                                                            41,902
Professional fees                                                         30,000
Offering costs                                                            18,476
Administration fee                                                        10,478
Printing fees                                                             10,000
Accounting and investor processing fees                                    6,070
Miscellaneous                                                              2,949
                                                                  --------------

TOTAL LIABILITIES                                                        119,875
                                                                  --------------

NET ASSETS                                                        $   25,174,827
                                                                  ==============
MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $   24,798,177
Accumulated net unrealized appreciation on investments                   376,650
                                                                  --------------

TOTAL MEMBERS' CAPITAL                                            $   25,174,827
                                                                  ==============

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  PERIOD FROM
                                                                JANUARY 2, 2002
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                 MARCH 31, 2002
                                                               -----------------
INVESTMENT INCOME
    Dividends                                                      $       911
                                                                   -----------

EXPENSES
    Management fee                                                      62,715
    Professional fees                                                   30,000
    Administration fee                                                  15,682
    Board of Managers' fees and expenses                                12,000
    Printing fees                                                       10,000
    Accounting and investor processing fees                              6,070
    Miscellaneous                                                        6,766
                                                                   -----------

TOTAL EXPENSES                                                         143,233
                                                                   -----------

NET INVESTMENT LOSS                                                   (142,322)
                                                                   -----------

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS                   376,650
                                                                   -----------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               $   234,328
                                                                   ===========

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                    PERIOD FROM
                                                                                  JANUARY 2, 2002
                                                                                   (COMMENCEMENT
                                                                                 OF OPERATIONS) TO
                                                                                   MARCH 31, 2002
                                                                                 -----------------
FROM OPERATIONS
    Net investment loss                                                            $     (142,322)
    Change in net unrealized appreciation on investments                                  376,650
                                                                                   --------------
INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM OPERATIONS                                                                       234,328
                                                                                   --------------

MEMBERS' CAPITAL TRANSACTIONS

    Proceeds from Adviser subscriptions (net of offering costs of $311,650)            24,190,427
    Proceeds from Investment Manager subscriptions                                        500,042
    Proceeds from Member subscriptions                                                    150,030
                                                                                   --------------

INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                                  24,840,499

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                   100,000*
                                                                                   --------------

MEMBERS' CAPITAL AT END OF PERIOD                                                  $   25,174,827
                                                                                   ==============

* The Fund was initially capitalized with $100,000 of capital on November 14, 2001.

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                    PERIOD FROM
                                                                                  JANUARY 2, 2002
                                                                                   (COMMENCEMENT
                                                                                 OF OPERATIONS) TO
                                                                                  MARCH 31, 2002
                                                                                 -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
    Increase in members' capital derived from operations                          $      234,328
    Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
      Purchases of investments                                                       (24,900,000)
      Net unrealized appreciation on investments                                        (376,650)
      Increase in other assets                                                           (10,412)
      Increase in management fee payable                                                  41,902
      Increase in professional fees payable                                               30,000
      Increase in offering costs payable                                                  18,476
      Increase in administration fee payable                                              10,478
      Increase in printing fees payable                                                   10,000
      Increase in accounting and investor processing fees payable                          6,070
      Increase in miscellaneous fees payable                                               2,949
                                                                                  --------------
NET CASH USED IN OPERATING ACTIVITIES                                                (24,932,859)

CASH FLOWS FROM FINANCING ACTIVITIES
    Net capital contributions                                                         24,840,499
                                                                                  --------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                             24,840,499


NET CHANGE IN CASH AND CASH EQUIVALENTS                                                  (92,360)
    Cash and cash equivalents at beginning of period                                     100,000
                                                                                  --------------
    Cash and cash equivalents at end of period                                    $        7,640
                                                                                  ==============

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Oppenheimer Tremont Market Neutral Fund, LLC (the "Fund") was organized as a Delaware limited liability company on October 3, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. The Fund will pursue this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ various "market neutral" investment strategies. These strategies encompass a broad range of investment programs that historically have exhibited a low correlation to the general performance of equity, debt and other markets. The Fund commenced operations on January 2, 2002.

         The Fund's Board of Managers (the "Board") provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of persons who are independent with respect to the Fund.

         OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board and Members, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services. Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

         The Adviser is an indirect wholly-owned subsidiary of MassMutual Financial Group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's and Investment Manager's capital account balances at March 31, 2002 were $24,519,620 and $504,761, respectively.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     1.  ORGANIZATION (CONTINUED)

         Generally, initial and additional applications for interests by eligible investors may be accepted as of the first day of each month based on the Fund's net asset value, less offering costs. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase outstanding interests based on the Fund's net asset value pursuant to written tenders from Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests as of December 31, 2002, and thereafter, twice each year, as of the last business day of March and September. A redemption fee of 1.00% of the net asset value of an interest repurchased by the Fund will apply if the interest is repurchased less than one year after the Member's initial investment in the Fund. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The Fund's investment in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Dividend income is recorded on the ex-dividend date. Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering costs; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Offering costs are charged to capital as incurred.

         The Adviser assumed all offering costs associated with the initial registration and offering of interests by way of a special allocation of such costs directly to the capital account of the Adviser. In addition, the Adviser assumed all organizational expenses directly at the time of the seeding of the Fund.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies," the Fund reclassified $142,322 from accumulated net investment loss to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that has been allocated to the Fund's Members and had no effect on net assets.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in money market funds sponsored by Blackrock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the Statement of Assets, Liabilities and Members' Capital. The Fund treats all financial instruments that mature within three months as cash equivalents.

         F.     USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation). The Adviser pays 50% of its fee to the Investment Manager. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation and the Management Fee).

         Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Investment Manager has been designated by the Adviser as the Special Advisory Member and is entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 5% of net profits, if any, in excess of the "Preferred Return". The Preferred Return is an amount determined by applying an annual percentage rate equal to the 2-year Treasury constant maturity rate to the capital account balance of each Member as of the beginning of the fiscal period. For the period ended March 31, 2002, the Preferred Return was 3.07%. The Incentive Allocation will apply only to net profits for the applicable fiscal period that exceed both: (i) the Preferred Return for the fiscal period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation will be debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation will be made as of the end of each calendar year, effective December 31, 2002, and upon the repurchase of any Member's interest (or portion thereof). For the period ended March 31, 2002, there was no Incentive Allocation earned.

         Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $5,333, plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Board members by the Fund for the period ended March 31, 2002 were $12,000.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC Inc.

         Under the terms of an investor servicing agreement (the " Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) .50% (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests or Incentive Allocation and the Management Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the period ended March 31, 2002, amounted to $24,900,000.

         At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2002, accumulated net unrealized appreciation on investments was $376,650 consisting of $469,828 gross unrealized appreciation and $93,178 gross unrealized depreciation.

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     5.  INVESTMENTS IN INVESTMENT FUNDS

         As of March 31, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments at March 31, 2002 are summarized below based on the investment objective of each specific Investment Fund.

              INVESTMENT OBJECTIVE                COST              VALUE
              --------------------                ----              -----
              Convertible Arbitrage           $  3,735,000      $  3,764,991
              Distressed                           996,000         1,029,255
              Equity Market Neutral              3,610,500         3,726,923
              Event Driven                       3,486,000         3,546,225
              Fixed Income Arbitrage             2,490,000         2,570,478
              Long/Short Equity                  3,735,000         3,656,038
              Multi-Arbitrage                    5,104,500         5,223,887
              Risk Arbitrage                     1,743,000         1,758,853
                                           ------------------------------------

              TOTAL                           $ 24,900,000      $ 25,276,650
                                           ====================================

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     5.  INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

         The following table lists the Fund's investments in Investment Funds as of March 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                      UNREALIZED
                                                                     APPRECIATION                    % OF
                                                                    (DEPRECIATION)                  MEMBERS'
INVESTMENT FUND                                      COST           ON INVESTMENTS      VALUE        CAPITAL      LIQUIDITY
---------------                                      ----           --------------      -----       --------      ---------
Amaranth Partners, LLC                            $ 2,116,500         $  74,018      $ 2,190,518      8.70%       Quarterly
AQR Global Stock Selection
   Institutional Fund, L.P.                         1,369,500            68,892        1,438,392      5.72%       Quarterly
Canyon Value Realization Fund, L.P.                 1,494,000            50,824        1,544,824      6.14%       Quarterly
Clinton Arbitrage Fund, L.P.                          996,000            16,035        1,012,035      4.02%        Monthly
Forest Fulcrum Fund, L.P.                           1,245,000            (8,761)       1,236,239      4.91%        Monthly
Forstmann Partners II, L.P.                         1,245,000           (43,000)       1,202,000      4.78%       Quarterly
Gruss Arbitrage Partners, L.P.                      1,743,000            15,853        1,758,853      6.99%       Quarterly
Halcyon Event Driven Strategies
   Fund, L.P.                                       1,743,000            49,831        1,792,831      7.12%       Annually
Highline Capital Partners QP, L.P.                  1,245,000           (30,781)       1,214,219      4.82%       Quarterly
Jemmco Partners, L.P.                               1,245,000            33,175        1,278,175      5.08%       Quarterly
Liberty View Fund LLC                               1,494,000            (5,455)       1,488,545      5.91%       Quarterly
Oak Hill CCF Partners, L.P.                         1,494,000            64,443        1,558,443      6.19%       Quarterly
Pan Capital LLC                                     1,245,000            (5,181)       1,239,819      4.92%       Annually
ReCap Partners, L.P.                                  996,000            33,255        1,029,255      4.09%       Quarterly
Sage Capital L.P.                                   1,245,000            19,136        1,264,136      5.02%       Quarterly
Seneca  Capital, L.P.                               1,743,000            10,394        1,753,394      6.96%       Annually
The Advent Convertible Arbitrage
   Fund, L.P.                                       1,245,000            19,616        1,264,616      5.02%       Quarterly
Titan Volatility Fund L.P.                            996,000            14,356        1,010,356      4.01%        Monthly
                                               ----------------------------------------------------------------
TOTAL                                             $24,900,000         $ 376,650      $25,276,650    100.40%

OTHER LIABILITIES, LESS ASSETS                                                          (101,823)    (0.40%)
                                                                                   ----------------------------

MEMBERS' CAPITAL                                                                     $25,174,827    100.00%
                                                                                   ============================

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                  PERIOD FROM JANUARY 2, 2002
                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                       TO MARCH 31, 2002

         Ratio of net investment loss to average net assets                 -2.27%*
         Ratio of expenses to average net assets                             2.29%*
         Total return                                                         .94%**
         Net asset value at the end of period                            $25,174,827

         *   Annualized.
         **  Total return  assumes a purchase of an interest in the Fund on the first day and a sale  of that  same  interest  on the  last  day of the  period  noted,  after
             Incentive  Allocation  to the  Special  Advisory  Member,  if any,  and does not reflect the deduction of sales loads, if any,  incurred when  subscribing to the
             Fund. Total returns for a period of less than a full year are not annualized.

     8.  SUBSEQUENT EVENTS

         Effective April 1, 2002, the Fund received initial contributions from Members of approximately $97,556.

       OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC MANAGERS AND OFFICERS
                                  (UNAUDITED)

INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------
NAME, ADDRESS 1, AGE,             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS, OTHER TRUSTEESHIPS HELD AND
POSITION(S) HELD WITH FUND        NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER
AND LENGTH OF TIME SERVED 2
------------------------------------------------------------------------------------------------------------
RONALD J. ABDOW,  Manager         President, Abdow Corporation (operator of restaurants): Trustee, Abdow
(since 2002)                      G&R Trust and Abdow Co. (owners and operators of restaurant properties);
Age 70                            Partner, Abdow Partnership, Abdow Auburn Associates and Abdow Hazard
                                  Associates (owners and operators of restaurant properties); Chairman,
                                  Western Mass Development Corp; Chairman, American International College;
                                  Trustee (since 1993) of MML Series Investment Fund and Trustee (since
                                  1994) of MassMutual Institutional Funds (open-end investment companies).
                                  Trustee/manager of three investment companies in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
JOSEPH M. WIKLER, Manager         Self-employed as an investment consultant; a director of Lakes
(since 2002)                      Environmental Association (since 1996), and Medintec (since 1992) and
Age 60                            Cathco (since 1995) (medical device companies); and a member of the investment committee of the Associated Jewish Charities of Baltimore
                                  (since 1994); formerly a director of Fortis/Hartford mutual funds (1994
                                  - December 2001). Trustee/manager of three investment companies in the
                                  OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
PETER I. WOLD, Manager            President of Wold Properties, Inc. (an oil and gas exploration and
(since 2002)                      production company); Vice President, Secretary and Treasurer of Wold
Age 53                            Trona Company, Inc. (soda ash processing and production); Vice President of Wold Talc Company, Inc. (talc mining); Managing Member,
                                  Hole-in-the-Wall Ranch (cattle ranching); formerly Director and Chairman of the Board, Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999) and Director of PacifiCorp. (1995 - 1999), an electric utility. Trustee/manager of three investment companies in the
                                  OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------

INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------
NAME, ADDRESS 1, AGE,             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS, OTHER TRUSTEESHIPS HELD AND
POSITION(S) HELD WITH FUND        NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER
AND LENGTH OF TIME SERVED 2
------------------------------------------------------------------------------------------------------------
EUSTIS WALCOTT 3, Manager         Principal with Ardsley Associates (since August 2000) (consulting firm);
(since 2002)                      formerly Senior Vice President, MassMutual Financial Group (May 1990 -
Age 64                            July 2000). Trustee/manager of three investment companies in the
                                  OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------

-------------
1 The address of each Manager and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for Messrs. Murphy, Zack and Mss. Feld and Lee is 498 Seventh Avenue, New York, New
York 10018.
2 Each Manager and Officer serves for an indefinite term, until his or her resignation, death or removal.
3 Eustis Walcott is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his former position as an officer of the Adviser's parent company.

INTERESTED MANAGER AND OFFICER
------------------------------------------------------------------------------------------------------------
NAME, ADDRESS 1, AGE,             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS, OTHER TRUSTEESHIPS HELD AND
POSITION(S) HELD WITH FUND        NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER
AND LENGTH OF TIME SERVED 2
------------------------------------------------------------------------------------------------------------
JOHN V. MURPHY 4, President,      Chairman, Chief Executive Officer and director (since June 2001) and
Manager and Chairman of the       President (since September 2000) of OppenheimerFunds, Inc., (the
Board Managers (since 2002)       "Adviser"); President and a trustee of other Oppenheimer funds;
Age 52                            President and a director (since July 2001) of Oppenheimer Acquisition
                                  Corp., the Adviser's parent holding company, and of Oppenheimer
                                  Partnership Holdings, Inc., a holding company subsidiary of the Adviser;
                                  Director (since November 2001) of OppenheimerFunds Distributor, Inc., a
                                  subsidiary of the Adviser; Chairman and a director (since July 2001) of
                                  Shareholder Services, Inc. and of Shareholder Financial Services, Inc.,
                                  transfer agent subsidiaries of the Adviser; President and a director
                                  (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Adviser; a director of the following investment advisory subsidiaries of the Adviser: OAM Institutional, Inc.
                                  and Centennial Asset Management Corporation (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments,
                                  Inc. (since July 2002); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Adviser; a director (since
                                  November 2001) of Trinity Investment Management Corp. and Tremont
                                  Advisers, Inc., investment advisory affiliates of the Adviser; Executive
                                  Vice President (since February 1997) of Massachusetts Mutual Life
                                  Insurance Company, the Adviser's parent company; a director (since June
                                  1995) of DBL Acquisition Corporation. Trustee/manager of sixty two portfolios in the OppenheimerFunds complex.

                                  Formerly Chief Operating Officer (from September 2000 to June 2001) of the Adviser; President and trustee (from November 1999 to November 2001)
                                  of MML Series Investment Fund and MassMutual Institutional Funds,
                                  open-end investment companies; a director (from September 1999 to August
                                  2000) of C.M. Life Insurance Company; President, Chief Executive Officer
                                  and director (from September 1999 to August 2000) of MML Bay State Life
                                  Insurance Company; a director (from June 1989 to June 1998) of Emerald
                                  Isle Bancorp and Hibernia Savings Bank, wholly-owned subsidiary of
                                  Emerald Isle Bancorp; Executive Vice President Director and Chief
                                  Operating Officer (from June 1995 to January 1997) of David L. Babson &
                                  Co., Inc., an investment advisor; Chief Operating Officer (from March
                                  1993 to December 1996) of Concert Capital Management, Inc., an
                                  investment advisor.
------------------------------------------------------------------------------------------------------------

-------------
4 John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Adviser, and as a shareholder of its parent company.

OFFICERS
------------------------------------------------------------------------------------------------------------
NAME, ADDRESS 1, AGE,
POSITION(S) HELD WITH FUND
AND LENGTH OF TIME SERVED 2       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
BRIAN W. WIXTED, Treasurer,       Senior Vice President and Treasurer (since March 1999) of the Adviser;
Principal Financial and           Treasurer (since March 1999) of HarbourView Asset Management
Accounting Officer (since         Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
2002)                             Management Corporation, Shareholder Financial Services, Inc. and
Age 42                            Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc.
                                  (since March 2000) and of OppenheimerFunds International Ltd. and
                                  Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief
                                  Financial Officer (since May 2000) of Oppenheimer Trust Company;
                                  Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.;
                                  an officer of other Oppenheimer funds; formerly Principal and Chief
                                  Operating Officer, Bankers Trust Company - Mutual Fund Services Division
                                  (March 1995 - March 1999); Vice President and Chief Financial Officer of
                                  CS First Boston Investment Management Corp. (September 1991 - March
                                  1995).
------------------------------------------------------------------------------------------------------------
ROBERT G. ZACK, Secretary         Senior Vice President (since May 1985) and Acting General Counsel (since
(since 2002)                      November 2001) of the Adviser; Assistant Secretary of Shareholder
Age 53                            Services, Inc. (since May 1985), Shareholder Financial Services, Inc.
                                  (since November 1989); OppenheimerFunds International Ltd. and
                                  Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.
------------------------------------------------------------------------------------------------------------
DINA C. LEE, Assistant            Assistant Vice President and Assistant Counsel of the Adviser (since
Secretary (since 2002)            December 2000); Formerly an attorney and Assistant Secretary of Van Eck
Age 31                            Global (until December 2000).
------------------------------------------------------------------------------------------------------------
KATHERINE P. FELD, Assistant      Vice President and Senior Counsel of the Adviser (since July 1999); an
Secretary (since 2002)            officer of other Oppenheimer funds; formerly a Vice President and
Age 43                            Associate Counsel of the Adviser (June 1990 - July 1999).

------------------------------------------------------------------------------------------------------------
KATHLEEN T. IVES, Assistant       Vice President and Assistant Counsel of the Adviser (since June 1998);
Secretary (since 2002)            an officer of other Oppenheimer funds; formerly an Assistant Vice
Age 36                            President and Assistant Counsel of the Adviser (August 1997 - June
                                  1998); and Assistant Counsel of the Adviser (August 1994-August 1997).
------------------------------------------------------------------------------------------------------------

     THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE
     FUND'S MANAGERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.